Leases - Summary of Lease in the statements of income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Statement Information About Leases [Line Items]
Depreciation	$ 431	$ 818	$ 810
Finance cost	$ 33	$ 31	$ 63